Borrowings, other debts and derivative liabilities - Summary of Other Long Term Debt (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Debt Instrument [Line Items]
Other debts, non-current	¥ 102,827	$ 14,973	¥ 181,062
Payable for investment	1,500		1,500
Loan from CMB [Member]
Debt Instrument [Line Items]
Other debts, non-current			86,373
Loan from Chong Li [Member]
Debt Instrument [Line Items]
Other debts, non-current	73,981		70,001
Loan for Yoken Series A-1 Warrant [Member]
Debt Instrument [Line Items]
Other debts, non-current	¥ 27,346		¥ 23,188